Bradford D. Rodgers

SVP and Senior Counsel

Writer’s Direct Number: (205) 268-1113

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

May 4, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:                          Great-West Life & Annuity Insurance Company

COLI VUL-2 Series Account

Certification Pursuant to Rule 497(j) under the Securities Act of 1933

File Nos. 333-70963; 811-09201

Commissioners:

On behalf of  Great-West Life & Annuity Insurance Company and COLI VUL-2 Series Account, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “Executive Benefit VUL II and Executive Benefit VUL”, a variable life policy, and otherwise required to be filed under Rule 497(j) does not differ from the Prospectus and Statement of Additional Information contained in Post- Effective Amendment No. 41 for COLI VUL-2 Series Account as filed with the Commission on April 29, 2022 via EDGARLINK.

Please do not hesitate to call me at (205) 268-1113 if you have any questions.

Sincerely,

/s/ Bradford D. Rodgers
Bradford D. Rodgers